Form N-1A Supplement	May 01, 2026
VanEck Emerging Markets Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED SEPTEMBER 14, 2026 TO
THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2026 AND THE
CURRENT STATEMENT OF ADDITIONAL INFORMATION, as supplemented,
OF VANECK FUNDS

VANECK EMERGING MARKETS BOND ETF

This Supplement updates certain information contained in the above-dated Summary Prospectus and Prospectus, and the current Statement of Additional Information (“SAI”) for VanEck Funds (the “Trust”) regarding VanEck Emerging Markets Bond ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and SAI free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.
Effective September 30, 2026 (the “Effective Date”), Van Eck Associates Corporation, the investment adviser to the Fund (the “Adviser”) has agreed to lower the management fee for the Fund from 0.75% to 0.65% of the average daily net assets of the Fund.
Accordingly, effective on the Effective Date, the Fund’s Summary Prospectus and Prospectus are supplemented as follows:
The “Annual Fund Operating Expenses” and “Expense Example” tables (including the related footnotes) as included in the Fund’s Summary Prospectus and “Summary Information - Fees and Expenses” section of the Fund’s Prospectus will be deleted and replaced with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee(a)	0.65%
Other Expenses(b) (c)	0.00%
Total Annual Fund Operating Expenses(b)	0.65%
(a)    "Management Fees" are restated to reflect current fees.
(b)    Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least May 1, 2027.
(c)    “Other Expenses” are restated to reflect current fees.

EXPENSE EXAMPLE

Year	Expenses
1	$66
3	$208
5	$362
10	$810

The third paragraph included under the “Management of the Fund” section of the Prospectus will be deleted and replaced with the following:
Pursuant to the Investment Management Agreement, the Adviser is responsible for all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. For its services to the Fund, the Fund has agreed to pay the Adviser an annual unitary management fee equal to 0.65% of its average daily net assets. Offering costs excluded from the annual unitary management fee are: (a) legal fees pertaining to the Fund’s Shares offered for sale, (b) Securities and Exchange Commission and state registration fees; and (c) initial fees paid for Shares of the Fund to be listed on an exchange. Notwithstanding the foregoing, the Adviser has agreed to pay all such offering costs until at least May 1, 2027. Prior to September 30, 2026, the Fund paid the Adviser an annual unitary management fee equal to 0.75% of its average daily net assets. The Predecessor Fund paid a management fee at the annual rate of: (i) 0.80% of the first $1.5 billion of average daily net assets of the Predecessor Fund and (ii) 0.75% of average daily net assets in excess of $1.5 billion. For the fiscal year ended December 31, 2025, the Fund paid total investment advisory compensation (net of fee waivers, if applicable) amounting to 0.75% of the Fund's average daily net assets. The Predecessor Fund operated pursuant to a different fee structure than the Fund.

Additionally, the third paragraph of the section of the SAI entitled “Investment Advisory Services” will be deleted and replaced with the following:
VEAC and VEARA each serve as investment manager to the applicable Funds pursuant to investment advisory agreements between the Trust and such Adviser (each, an “Advisory Agreement”). The advisory fee paid pursuant to each Advisory Agreement is computed daily and paid monthly by each Fund to its Adviser at the following annual rates: CM Commodity Index Fund pays VEARA a fee at the annual rate of 0.65% of the Fund’s average daily net assets, which includes the fee paid to VEARA for accounting and administrative services; Emerging Markets Fund pays VEAC a fee at the annual rate of 0.75% of average daily net assets of the Fund; Global Resources Fund pays VEAC a fee at the annual rate of 0.95% of the first $2.5 billion of average daily net assets of the Fund and 0.90% of average daily net assets in excess of $2.5 billion, which includes the fee paid to VEAC for accounting and administrative services; International Investors Gold Fund pays VEAC a fee at the annual rate of 0.75% of the first $500 million of average daily net assets of the Fund, 0.65% of the next $250 million of average daily net assets and 0.50% of average daily net assets in excess of $750 million; VanEck Emerging Markets Bond ETF pays VEAC a fee at the annual rate of 0.65% of average daily net assets of the Fund; VanEck India Select ETF pays VEAC a fee at the annual rate of 0.75% of average daily net assets of the Fund; VanEck Morningstar Wide Moat Fund pays VEAC a fee at the annual rate of 0.45% of average daily net assets, which includes the fee paid to VEAC for accounting and administrative services; and Onchain Economy ETF pays VEARA a fee at the annual rate of 0.69% of the Fund’s average daily net assets, which includes the fee paid to VEARA for accounting and administrative services. Each class of a Fund’s shares, if applicable, pays its proportionate share of the Fund’s fee. For purposes of calculating these fees for the International Investors Gold Fund, CM Commodity Index Fund, and Onchain Economy ETF, the net assets of each Fund include the value of each Fund’s interest in its respective Subsidiary. Each of the Subsidiaries does not pay VEAC or VEARA, as applicable, a fee for managing the such Subsidiary’s portfolio. From time to time, the Adviser may waive all or a portion of its fees.

Please retain this supplement for future reference.